UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/17

Item 1. Schedule of Investments.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2017 (unaudited)
Franklin NextStep Conservative Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 95.8%
Domestic Equity 14.5%
Delaware Value Fund, Class I	5,381	$108,847
[a] Franklin Growth Fund, Class R6	1,419	128,301
iShares Core S&P 500 ETF	875	217,998
Pioneer Fundamental Growth Fund, Class K	2,458	55,331
		510,477
Domestic Fixed Income 59.6%
Delaware Corporate Bond Fund, Class I	65,150	385,687
[a] Franklin Low Duration Total Return Fund, Class R6	42,533	421,504
[a] Franklin Strategic Income Fund, Class R6	38,002	377,360
iShares 3-7 Year Treasury Bond ETF	2,535	316,013
iShares Core U.S. Aggregate Bond ETF	5,471	604,272
		2,104,836
Foreign Equity 11.3%
Columbia European Equity Fund, Class Z	10,289	73,051
[a] Franklin Mutual European Fund, Class R6	3,464	71,348
[b] Hennessy Japan Fund, Class I	1,683	53,289
iShares Core MSCI Emerging Markets ETF	727	39,265
iShares Core MSCI Europe ETF (Euro Community)	1,255	60,441
iShares MSCI Japan ETF (Japan)	557	30,474
Van Eck Emerging Markets Fund, Class I	4,088	72,894
		400,762
Foreign Fixed Income 10.4%
[a] Templeton Global Total Return Fund, Class R6	30,073	367,197
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $3,247,147)		3,383,272

Short Term Investments (Cost $69,861) 2.0%
Money Market Funds 2.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.66%.	69,861	69,861
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $3,317,008) 97.8%		3,453,133
Other Assets, less Liabilities 2.2%.		79,051
Net Assets 100.0%		$3,532,184

See Abbreviations on page 24.

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2017 (unaudited)
Franklin NextStep Growth Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.5%
Alternative Strategies 2.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	12,169	$137,514
Domestic Equity 43.5%
Delaware Value Fund, Class I	29,485	596,487
[a] Franklin Growth Fund, Class R6	8,404	759,612
iShares Core S&P 500 ETF	5,475	1,364,042
Pioneer Fundamental Growth Fund, Class K	13,425	302,207
		3,022,348
Domestic Fixed Income 16.3%
Delaware Corporate Bond Fund, Class I	34,777	205,881
[a] Franklin Low Duration Total Return Fund, Class R6	22,887	226,813
[a] Franklin Strategic Income Fund, Class R6	20,457	203,132
iShares 3-7 Year Treasury Bond ETF	1,364	170,036
iShares Core U.S. Aggregate Bond ETF	2,961	327,043
		1,132,905
Foreign Equity 33.7%
Columbia European Equity Fund, Class Z	59,464	422,192
[a] Franklin Mutual European Fund, Class R6	20,282	417,817
[b] Hennessy Japan Fund, Class I	9,440	298,856
iShares Core MSCI Emerging Markets ETF	4,528	244,557
iShares Core MSCI Europe ETF (Euro Community)	7,470	359,755
iShares MSCI Japan ETF (Japan)	3,469	189,789
Van Eck Emerging Markets Fund, Class I	22,704	404,812
		2,337,778
Foreign Fixed Income 3.0%
[a] Templeton Global Total Return Fund, Class R6	16,960	207,079
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $6,418,736)		6,837,624

Short Term Investments (Cost $91,846) 1.3%
Money Market Funds 1.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.66%.	91,846	91,846
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $6,510,582) 99.8%		6,929,470
Other Assets, less Liabilities 0.2%.		17,037
Net Assets 100.0%		$6,946,507

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 2

FRANKLIN FUND ALLOCATOR SERIES

Franklin NextStep Growth Fund (continued)

At August 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA Sell	15,225,000	$138,651	9/07/17	$126	$ —
Net unrealized appreciation (depreciation)					$126
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 24.

|3

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2017 (unaudited)
Franklin NextStep Moderate Fund
	Shares	Value
Investments in Underlying Funds and Exchange Traded Funds 98.9%
Alternative Strategies 2.0%
[a] Franklin K2 Alternative Strategies Fund, Class R6	26,675	$301,427
Domestic Equity 34.1%
Delaware Value Fund, Class I	50,188	1,015,316
[a] Franklin Growth Fund, Class R6	14,328	1,295,088
iShares Core S&P 500 ETF	9,390	2,339,424
Pioneer Fundamental Growth Fund, Class K	22,853	514,420
		5,164,248
Domestic Fixed Income 29.4%
Delaware Corporate Bond Fund, Class I	135,295	800,948
[a] Franklin Low Duration Total Return Fund, Class R6	89,683	888,758
[a] Franklin Strategic Income Fund, Class R6	80,566	800,017
iShares 3-7 Year Treasury Bond ETF	5,341	665,809
iShares Core U.S. Aggregate Bond ETF	11,668	1,288,731
		4,444,263
Foreign Equity 28.4%
Columbia European Equity Fund, Class Z	105,307	747,681
[a] Franklin Mutual European Fund, Class R6	37,409	770,633
[b] Hennessy Japan Fund, Class I	17,181	543,938
iShares Core MSCI Emerging Markets ETF	8,126	438,885
iShares Core MSCI Europe ETF (Euro Community)	14,415	694,226
iShares MSCI Japan ETF (Japan)	6,677	365,299
Van Eck Emerging Markets Fund, Class I	41,292	736,233
		4,296,895
Foreign Fixed Income 5.0%
[a] Templeton Global Total Return Fund, Class R6	61,478	750,648
Total Investments in Underlying Funds and Exchange Traded Funds
before Short Term Investments (Cost $14,110,925)		14,957,481

Short Term Investments (Cost $275,670) 1.8%
Money Market Funds 1.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio, 0.66%	275,670	275,670
Total Investments in Underlying Funds and Exchange Traded Funds
(Cost $14,386,595) 100.7%		15,233,151
Other Assets, less Liabilities (0.7)%		(98,882)
Net Assets 100.0%		$15,134,269

aSee Note 4 regarding investments in FT Underlying Funds.
bNon-income producing.
cThe rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin NextStep Moderate Fund (continued)

At August 31, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
			Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	BOFA Sell	16,500,000	$150,262	9/07/17	$137	$ —
Net unrealized appreciation (depreciation)					$137
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 24.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2017 (unaudited)
Franklin Payout 2017 Fund
		Principal
	Country	Amount*	Value
Corporate Bonds 61.8%
Automobiles & Components 1.4%
[a] Hyundai Capital America, senior note, 144A, 2.125%, 10/02/17	United States	$50,000	$50,015
Banks 11.3%
Bank of Nova Scotia, senior note, 1.375%, 12/18/17	Canada	100,000	100,014
HSBC USA Inc., senior note, 1.50%, 11/13/17	United States	100,000	100,007
Royal Bank of Canada, secured note, 1.20%, 9/19/17	Canada	100,000	100,002
Wells Fargo & Co., senior note, 5.625%, 12/11/17	United States	100,000	101,094
			401,117
Capital Goods 4.2%
General Dynamics Corp., senior note, 1.00%, 11/15/17	United States	50,000	49,967
General Electric Co., senior note, 5.25%, 12/06/17	United States	100,000	100,746
			150,713
Consumer Services 1.4%
Carnival Corp., senior note, 1.875%, 12/15/17	United States	50,000	50,050
Diversified Financials 8.5%
The Bear Stearns Cos. LLC, senior note, 6.40%, 10/02/17	United States	100,000	100,365
The Goldman Sachs Group Inc., senior note, 6.25%, 9/01/17	United States	100,000	100,000
Morgan Stanley, senior note, 5.95%, 12/28/17	United States	100,000	101,365
			301,730
Energy 8.5%
EOG Resources Inc., senior note, 5.875%, 9/15/17	United States	100,000	100,108
National Oilwell Varco Inc., senior note, 1.35%, 12/01/17	United States	100,000	99,899
Statoil ASA, senior note, 1.25%, 11/09/17	Norway	100,000	99,971
			299,978
Health Care Equipment & Services 2.8%
Aetna Inc., senior note, 1.50%, 11/15/17	United States	100,000	100,003
Insurance 4.2%
MetLife Inc., senior note, 1.903%, 12/15/17	United States	100,000	100,129
Prudential Financial Inc., senior note, 6.00%, 12/01/17	United States	50,000	50,538
			150,667
Materials 5.7%
Ecolab Inc., senior note, 1.45%, 12/08/17	United States	50,000	49,989
Potash Corp. of Saskatchewan Inc., senior note, 3.25%, 12/01/17	Canada	100,000	100,367
Rohm & Haas Co., senior bond, 6.00%, 9/15/17	United States	50,000	50,057
			200,413
Media 1.4%
Time Warner Cos. Inc., senior bond, 7.25%, 10/15/17	United States	50,000	50,301
Semiconductors & Semiconductor Equipment 2.8%
Intel Corp., senior note, 1.35%, 12/15/17.	United States	100,000	100,001
Technology Hardware & Equipment 1.1%
Hewlett Packard Enterprise Co., senior note, 2.45%, 10/05/17	United States	38,000	38,026
Telecommunication Services 1.4%
AT&T Inc., senior note, 1.40%, 12/01/17	United States	50,000	49,993
Utilities 7.1%
American Electric Power Co. Inc., senior note, 1.65%, 12/15/17	United States	50,000	50,009
CenterPoint Energy Resources Corp., senior note, 6.125%, 11/01/17	United States	50,000	50,325
Pacific Gas & Electric Co., senior note, 5.625%, 11/30/17	United States	100,000	100,944

Quarterly Statement of Investments | See Notes to Statements of Investments. | 6

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2017 Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Utilities (continued)
TECO Finance Inc., senior note, 6.572%, 11/01/17	United States	$50,000	$50,362
			251,640
Total Corporate Bonds (Cost $2,195,449)			2,194,647
U.S. Government and Agency Securities 13.6%
FHLB,
1.125%, 12/08/17	United States	150,000	150,023
3.125%, 12/08/17	United States	155,000	155,812
FNMA, 0.875%, 12/20/17	United States	175,000	174,896
Total U.S. Government and Agency Securities
(Cost $480,973)			480,731
Asset-Backed Securities (Cost $100,320) 2.8%
Diversified Financials 2.8%
Discover Card Execution Note Trust, 2014-A5, A, 1.39%, 4/15/20	United States	100,000	100,002
Municipal Bonds (Cost $50,000) 1.4%
Jersey City GO, Hudson County, Qualified Public Improvement, Refunding, Series A, 1.829%,
9/01/17	United States	50,000	50,000
Total Investments before Short Term Investments (Cost $2,826,742)			2,825,380

Short Term Investments 19.4%
U.S. Government and Agency Securities 7.1%
[b] U.S. Treasury Bill,
11/09/17	United States	150,000	149,729
12/07/17	United States	100,000	99,738
Total U.S. Government and Agency Securities
(Cost $249,443)			249,467
Total Investments before Money Market Funds
(Cost $3,076,185)			3,074,847

		Shares
Money Market Funds (Cost $436,895) 12.3%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.66%	United States	436,895	436,895
Total Investments (Cost $3,513,080) 99.0%			3,511,742
Other Assets, less Liabilities 1.0%			37,018
Net Assets 100.0%			$3,548,760

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees.
bThe security was issued on a discount basis with no stated coupon rate.
cThe rate shown is the annualized seven-day yield at period end.
dSee Note 4 regarding investments in FT Underlying Funds.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2017 (unaudited)
Franklin Payout 2018 Fund
		Principal
	Country	Amount*	Value
Corporate Bonds 78.5%
Automobiles & Components 2.8%
Toyota Motor Credit Corp., senior note, 2.00%, 10/24/18	United States	$100,000	$100,607
Banks 19.9%
Bank of America Corp., senior note, 6.875%, 11/15/18	United States	100,000	105,964
Bank of Nova Scotia, senior note, 2.05%, 10/30/18	Canada	100,000	100,528
BNP Paribas SA, senior note, 2.40%, 12/12/18	France	100,000	100,903
Citigroup Inc., senior note, 2.50%, 9/26/18	United States	100,000	100,767
HSBC USA Inc., senior note, 2.625%, 9/24/18	United States	100,000	101,058
KeyCorp., senior note, 2.30%, 12/13/18	United States	50,000	50,366
Royal Bank of Canada, secured note, 2.00%, 10/01/18	Canada	100,000	100,430
Suntrust Banks Inc., senior note, 2.35%, 11/01/18	United States	50,000	50,324
			710,340
Capital Goods 5.9%
Caterpillar Inc., senior note, 7.90%, 12/15/18.	United States	100,000	107,885
John Deere Capital Corp., senior note, 1.95%, 12/13/18	United States	100,000	100,522
			208,407
Consumer Services 2.8%
Starbucks Corp., senior note, 2.00%, 12/05/18	United States	100,000	100,616
Diversified Financials 2.8%
Morgan Stanley, senior note, 2.20%, 12/07/18	United States	100,000	100,628
Energy 11.4%
Apache Corp., senior note, 6.90%, 9/15/18	United States	50,000	52,328
Devon Energy Corp., senior note, 2.25%, 12/15/18.	United States	50,000	49,625
ONEOK Partners LP, senior note, 3.20%, 9/15/18	United States	50,000	50,587
Shell International Finance BV, senior note, 2.00%, 11/15/18.	Netherlands	100,000	100,655
Spectra Energy Partners LP, senior note, 2.95%, 9/25/18	United States	50,000	50,518
Statoil ASA, senior note, 1.95%, 11/08/18	Norway	100,000	100,445
			404,158
Food & Staples Retailing 2.9%
CVS Health Corp., senior note, 2.25%, 12/05/18	United States	50,000	50,338
Kroger Co., senior bond, 6.80%, 12/15/18	United States	50,000	53,155
			103,493
Food, Beverage & Tobacco 4.4%
Altria Group Inc., senior note, 9.70%, 11/10/18	United States	50,000	54,655
The Coca-Cola Co., senior note, 1.65%, 11/01/18	United States	100,000	100,346
			155,001
Health Care Equipment & Services 2.8%
Boston Scientific Corp., senior note, 2.65%, 10/01/18	United States	50,000	50,506
Laboratory Corp. of America Holdings, senior note, 2.50%, 11/01/18	United States	50,000	50,353
			100,859
Materials 2.8%
Monsanto Co., senior note, 1.85%, 11/15/18	United States	50,000	50,017
Praxair Inc., senior note, 1.25%, 11/07/18	United States	50,000	49,840
			99,857
Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Abbvie Inc., senior note, 2.00%, 11/06/18	United States	50,000	50,203
Thermo Fisher Scientific Inc., senior note, 2.15%, 12/14/18.	United States	100,000	100,441
			150,644

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2018 Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Real Estate 1.4%
Boston Properties LP, senior note, 3.70%, 11/15/18	United States	$50,000	$50,950
Semiconductors & Semiconductor Equipment 1.4%
Maxim Integrated Products Inc., senior note, 2.50%, 11/15/18	United States	50,000	50,398
Technology Hardware & Equipment 1.4%
Tyco Electronics Group SA, senior note, 2.375%, 12/17/18	Switzerland	50,000	50,350
Telecommunication Services 1.4%
AT&T Inc., senior note, 2.375%, 11/27/18	United States	50,000	50,347
Utilities 10.2%
Berkshire Hathaway Energy Co., senior note, 2.00%, 11/15/18	United States	50,000	50,197
Duke Energy Carolinas LLC, secured note, 7.00%, 11/15/18	United States	100,000	106,278
Georgia Power Co., senior note, 1.95%, 12/01/18	United States	100,000	100,294
Pacific Gas & Electric Co., senior note, 8.25%, 10/15/18	United States	100,000	107,066
			363,835
Total Corporate Bonds (Cost $2,795,589)			2,800,490
U.S. Government and Agency Securities 17.1%
FHLB, 3.75%, 12/14/18.	United States	125,000	128,867
FNMA, 1.625%, 11/27/18	United States	175,000	175,670
U.S. Treasury Note,
1.375%, 12/31/18	United States	130,000	130,177
1.50%, 12/31/18	United States	175,000	175,530
Total U.S. Government and Agency Securities
(Cost $610,523)			610,244
Total Investments before Short Term Investments (Cost $3,406,112)			3,410,734

		Shares
Short Term Investments (Cost $115,891) 3.2%
Money Market Funds 3.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.66%	United States	115,891	115,891
Total Investments (Cost $3,522,003) 98.8%			3,526,625
Other Assets, less Liabilities 1.2%			41,035
Net Assets 100.0%			$3,567,660

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe rate shown is the annualized seven-day yield at period end.
bSee Note 4 regarding investments in FT Underlying Funds.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2017 (unaudited)
Franklin Payout 2019 Fund
		Principal
	Country	Amount*	Value
Corporate Bonds 80.2%
Banks 14.8%
Bank of Nova Scotia, secured note, 2.125%, 9/11/19	Canada	$100,000	$100,527
HSBC USA Inc., senior note, 2.375%, 11/13/19	United States	100,000	101,039
JPMorgan Chase & Co., senior note, 2.20%, 10/22/19	United States	100,000	100,981
Royal Bank of Canada, secured note, 2.20%, 9/23/19	Canada	100,000	100,903
The Toronto-Dominion Bank, senior note, 2.25%, 11/05/19	Canada	100,000	100,979
Westpac Banking Corp., senior note, 4.875%, 11/19/19	Australia	100,000	106,385
			610,814
Capital Goods 15.2%
Boeing Capital Corp., senior note, 4.70%, 10/27/19	United States	100,000	106,337
Caterpillar Financial Services Corp., senior note, 2.25%, 12/01/19	United States	100,000	101,086
Deere & Co., senior note, 4.375%, 10/16/19	United States	100,000	105,733
Emerson Electric Co., senior bond, 4.875%, 10/15/19.	United States	100,000	106,246
General Electric Co., senior secured note, first lien, 2.10%, 12/11/19	United States	100,000	100,683
Lockheed Martin Corp., senior note, 4.25%, 11/15/19	United States	100,000	104,953
			625,038
Commercial & Professional Services 1.3%
Republic Services Inc., senior note, 5.50%, 9/15/19	United States	50,000	53,583
Diversified Financials 5.1%
Goldman Sachs Group Inc., senior note, 2.55%, 10/23/19	United States	100,000	101,243
Morgan Stanley, senior note, 5.625%, 9/23/19	United States	100,000	107,230
			208,473
Energy 9.9%
Chevron Corp., senior note, 2.193%, 11/15/19	United States	100,000	101,187
Enterprise Products Operating LLC, senior note, 2.55%, 10/15/19	United States	50,000	50,444
Kinder Morgan Inc., senior note, 3.05%, 12/01/19	United States	50,000	50,823
Plains All American Pipeline LP/PAA Finance Corp., senior note, 2.60%, 12/15/19	United States	50,000	50,105
Pride International Inc., senior bond, 8.50%, 6/15/19	United States	50,000	53,251
Statoil ASA, senior note, 2.25%, 11/08/19	Norway	100,000	101,055
			406,865
Food & Staples Retailing 3.7%
Costco Wholesale Corp., senior note, 1.70%, 12/15/19	United States	100,000	100,113
Walgreens Boots Alliance Inc., senior note, 2.70%, 11/18/19	United States	50,000	50,870
			150,983
Food, Beverage & Tobacco 4.0%
Anheuser-Busch InBev Worldwide Inc., senior note, 6.875%, 11/15/19	Belgium	100,000	110,740
Mead Johnson Nutrition Co., senior note, 4.90%, 11/01/19	United Kingdom	50,000	53,181
			163,921
Health Care Equipment & Services 6.2%
Abbott Laboratories, senior note, 2.35%, 11/22/19	United States	50,000	50,467
Becton Dickinson and Co., senior note, 2.675%, 12/15/19	United States	50,000	50,749
UnitedHealth Group Inc., senior note, 2.30%, 12/15/19	United States	100,000	101,159
Zimmer Biomet Holdings Inc., senior bond, 4.625%, 11/30/19	United States	50,000	52,666
			255,041
Insurance 1.3%
CNA Financial Corp., senior bond, 7.35%, 11/15/19	United States	50,000	55,683

Quarterly Statement of Investments | See Notes to Statements of Investments. | 10

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2019 Fund (continued)
		Principal
	Country	Amount*	Value
Corporate Bonds (continued)
Materials 3.7%
Eastman Chemical Co., senior bond, 5.50%, 11/15/19	United States	$50,000	$53,654
PPG Industries Inc., senior note, 2.30%, 11/15/19	United States	100,000	100,492
			154,146
Media 2.5%
Scripps Networks Interactive Inc., senior note, 2.75%, 11/15/19	United States	50,000	50,599
Viacom Inc., senior note, 2.75%, 12/15/19	United States	50,000	50,553
			101,152
Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Johnson & Johnson, senior note, 1.875%, 12/05/19	United States	100,000	100,735
Real Estate 1.3%
Weyerhaeuser Co., senior note, 7.375%, 10/01/19	United States	50,000	55,362
Telecommunication Services 1.3%
AT&T Inc., senior note, 5.875%, 10/01/19	United States	50,000	53,875
Utilities 7.5%
Dominion Energy Inc., senior note, 2.50%, 12/01/19	United States	50,000	50,612
DTE Energy Co., senior note, 2.40%, 12/01/19	United States	50,000	50,424
Georgia Power Co., senior note, 4.25%, 12/01/19.	United States	100,000	104,930
Progress Energy Inc., senior bond, 4.875%, 12/01/19.	United States	50,000	53,305
Public Service Electric and Gas Co., secured note, 2.00%, 8/15/19	United States	50,000	50,188
			309,459
Total Corporate Bonds (Cost $3,280,376)			3,305,130
U.S. Government and Agency Securities 17.6%
FFCB, 1.95%, 12/17/19.	United States	150,000	151,636
FHLB,
1.25%, 12/13/19	United States	160,000	159,209
2.375%, 12/13/19.	United States	210,000	214,346
FNMA, 1.75%, 11/26/19	United States	200,000	201,532
Total U.S. Government and Agency Securities
(Cost $723,426)			726,723
Total Investments before Short Term Investments (Cost $4,003,802)			4,031,853

		Shares
Short Term Investments (Cost $42,367) 1.1%
Money Market Funds 1.1%
[a,b] Institutional Fiduciary Trust Money Market Portfolio, 0.66%	United States	42,367	42,367
Total Investments (Cost $4,046,169) 98.9%			4,074,220
Other Assets, less Liabilities 1.1%			47,234
Net Assets 100.0%.			$4,121,454

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe rate shown is the annualized seven-day yield at period end.
bSee Note 4 regarding investments in FT Underlying Funds.

|11

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2017 (unaudited)
Franklin Payout 2020 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 74.5%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$101,466
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	106,566
			208,032
Capital Goods 11.2%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	99,885
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	101,698
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	107,022
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,902
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	104,078
			463,585
Consumer Services 2.5%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	52,982
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	51,938
			104,920
Diversified Financials 5.2%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	109,387
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	104,593
			213,980
Energy 7.5%
Energy Transfer Partners LP, senior note, 4.15%, 10/01/20	United States	50,000	52,213
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	54,349
Pride International Inc., senior bond, 6.875%, 8/15/20	United States	50,000	50,375
Statoil ASA, senior note, 2.90%, 11/08/20	Norway	100,000	102,663
Williams Partners LP, senior note, 4.125%, 11/15/20.	United States	50,000	52,496
			312,096
Food, Beverage & Tobacco 7.6%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	104,137
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	107,051
PepsiCo Inc., senior bond, 3.125%, 11/01/20.	United States	100,000	104,121
			315,309
Health Care Equipment & Services 6.4%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20.	United States	50,000	51,498
Cigna Corp., senior bond, 4.375%, 12/15/20	United States	50,000	53,295
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	53,475
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	105,647
			263,915
Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	104,062
Insurance 9.0%
AEGON Funding Co. LLC, senior bond, 5.75%, 12/15/20	Netherlands	100,000	110,127
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	100,000	103,576
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	53,792
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	105,560
			373,055

Quarterly Statement of Investments | See Notes to Statements of Investments. | 12

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Materials 2.1%
The Dow Chemical Co., senior bond, 4.25%, 11/15/20	United States	$31,000	$32,940
[a] Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	55,035
			87,975
Media 1.3%
21st Century Fox America Inc., senior bond, 5.65%, 8/15/20	United States	50,000	54,946
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Amgen Inc., senior note, 3.45%, 10/01/20	United States	50,000	52,074
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	52,938
			105,012
Technology Hardware & Equipment 0.2%
HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,425
Utilities 11.5%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	104,222
Exelon Corp, senior note, 5.15%, 12/01/20	United States	50,000	54,269
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	52,445
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	53,974
Pacific Gas & Electric Co., senior note, 3.50%, 10/01/20	United States	100,000	104,265
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	105,342
			474,517
Total Corporate Bonds (Cost $3,050,999)			3,090,829
Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	101,472
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	101,551
Total Foreign Government and Agency Securities
(Cost $201,484)			203,023
U.S. Government and Agency Securities 17.3%
FHLB, 3.125%, 12/11/20	United States	200,000	209,622
U.S. Treasury Note,
2.625%, 11/15/20.	United States	145,000	150,168
2.00%, 11/30/20	United States	145,000	147,345
2.375%, 12/31/20.	United States	205,000	210,826
Total U.S. Government and Agency Securities
(Cost $711,795)			717,961
Total Investments before Short Term Investments (Cost $3,964,278)			4,011,813

		Shares
Short Term Investments (Cost $88,923) 2.1%
Money Market Funds 2.1%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.66%	United States	88,923	88,923
Total Investments (Cost $4,053,201) 98.8%			4,100,736
Other Assets, less Liabilities 1.2%			50,088
Net Assets 100.0%.			$4,150,824

|13

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2020 Fund (continued)

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2017, the value of this security was $55,035, representing 1.3% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day yield at period end.
dSee Note 4 regarding investments in FT Underlying Funds.

|14

	FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, August 31, 2017 (unaudited)
Franklin Payout 2021 Fund
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds 74.1%
Capital Goods 10.0%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$101,814
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	102,849
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	110,396
John Deere Capital Corp., senior bond, 3.15%, 10/15/21.	United States	100,000	104,363
			419,422
Consumer Services 2.5%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	51,383
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	51,562
			102,945
Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21.	United States	100,000	105,359
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21.	United States	100,000	106,518
			211,877
Energy 13.7%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	105,471
ConocoPhillips Co., senior note, 2.875%, 11/15/21	United States	100,000	102,528
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	103,416
Statoil ASA, senior note, 2.75%, 11/10/21	Norway	100,000	102,369
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	108,515
Williams Partners LP, senior note, 4.00%, 11/15/21	United States	50,000	52,521
			574,820
Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	50,943
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	51,842
			102,785
Food, Beverage & Tobacco 3.7%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,793
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	102,711
			154,504
Health Care Equipment & Services 3.8%
Express Scripts Holding Co., senior note, 4.75%, 11/15/21	United States	50,000	54,470
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	104,888
			159,358
Insurance 1.3%
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	54,601
Materials 5.0%
Air Products & Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	103,716
The Dow Chemical Co., senior bond, 4.125%, 11/15/21	United States	50,000	53,468
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	50,000	54,453
			211,637
Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	100,000	108,552
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	102,600
PerkinElmer Inc., senior note, 5.00%, 11/15/21	United States	50,000	54,721
			265,873

Quarterly Statement of Investments | See Notes to Statements of Investments. | 15

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)
	Country/	Principal
	Organization	Amount*	Value
Corporate Bonds (continued)
Real Estate 3.9%
American Tower Corp., senior note, 5.90%, 11/01/21	United States	$50,000	$56,851
Simon Property Group LP, senior bond, 4.125%, 12/01/21.	United States	100,000	107,067
			163,918
Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	105,186
Software & Services 2.5%
International Business Machines Corp., senior note, 2.90%, 11/01/21.	United States	100,000	103,201
Technology Hardware & Equipment 2.7%
Thomas & Betts Corp., senior bond, 5.625%, 11/15/21	United States	100,000	113,808
Telecommunication Services 3.8%
[a] Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000	109,318
Verizon Communications Inc., senior note, 3.00%, 11/01/21	United States	50,000	51,231
			160,549
Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	51,989
Utilities 3.7%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	52,695
Pacific Gas & Electric Co., senior note, 3.25%, 9/15/21	United States	100,000	103,914
			156,609
Total Corporate Bonds (Cost $3,044,316)			3,113,082
Foreign Government and Agency Securities (Cost $100,120) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	101,186
U.S. Government and Agency Securities 17.5%
FFCB, 2.00%, 12/01/21.	United States	200,000	201,339
FHLB, 2.625%, 12/10/21	United States	200,000	207,841
U.S. Treasury Note,
1.875%, 11/30/21.	United States	160,000	161,644
2.125%, 12/31/21.	United States	160,000	163,162
Total U.S. Government and Agency Securities
(Cost $722,821)			733,986
Municipal Bonds (Cost $111,913) 2.7%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	113,648
Total Investments before Short Term Investments (Cost $3,979,170)			4,061,902

		Shares
Short Term Investments (Cost $98,550) 2.4%
Money Market Funds 2.4%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.66%	United States	98,550	98,550
Total Investments (Cost $4,077,720) 99.1%			4,160,452
Other Assets, less Liabilities 0.9%			39,162
Net Assets 100.0%.			$4,199,614

|16

FRANKLIN FUND ALLOCATOR SERIES
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 24.

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2017, the value of this security was $109,318, representing 2.6% of net assets.
bA supranational organization is an entity formed by two or more central governments through international treaties.
cThe rate shown is the annualized seven-day yield at period end.
dSee Note 4 regarding investments in FT Underlying Funds.

|17

FRANKLIN FUND ALLOCATOR SERIES

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of twenty-four separate funds, eight of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Certain derivative financial instruments are traded in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the

|18

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The following Funds have invested in derivatives during the period.

Franklin NextStep Growth Fund – Forwards

Franklin NextStep Moderate Fund – Forwards

|19

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4. INVESTMENTS IN FT UNDERLYING FUNDS

The Funds, which are managed by Franklin Advisers, Inc. (Advisers), invest in FT Underlying Funds which are managed by Advisers or its affiliates. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in FT Underlying Funds for the three months ended August 31, 2017, were as follows:

	Number of			Number of					Net Change in
	Shares Held			Shares	Value				Unrealized
	at Beginning	Gross	Gross Held at End		at End	Dividend	Realized		Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)		(Depreciation)

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	10,726	—	(10,726)	—	$ —[a]	$—	$21,060	$	—[a]
Franklin Growth Fund, Class R6	—	1,618	(199)	1,419	128,301	—	211		4,386
Franklin Low Duration Total Return Fund, Class R6	33,586	9,509	(562)	42,533	421,504	2,629	—		(335)
Franklin Mutual European Fund, Class R6	2,829	766	(131)	3,464	71,348	—	(15)		(1,041)
Franklin Strategic Income Fund, Class R6	29,847	9,105	(950)	38,002	377,360	2,774	8		1,362
Institutional Fiduciary Trust Money Market Portfolio,
0.66%	67,831	160,951	(158,921)	69,861	69,861	94	—		—
Templeton Global Total Return Fund, Class R6	28,743	2,094	(764)	30,073	367,197	3,059	(37)		(2,012)
Total Affiliated Securities.					$1,435,571	$8,556	$21,227		$2,360

Franklin NextStep Growth Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	58,585	—	(58,585)	—	$ —[a]	$—	$83,949	$	—[a]
Franklin Growth Fund, Class R6	—	8,974	(570)	8,404	759,612	—	603		25,950
Franklin K2 Alternative Strategies Fund, Class R6	21,147	214	(9,192)	12,169	137,514	—	2,149		(297)
Franklin Low Duration Total Return Fund, Class R6	18,510	4,877	(500)	22,887	226,813	1,060	(6)		(177)
Franklin Mutual European Fund, Class R6	15,087	5,802	(607)	20,282	417,817	—	73		(6,003)
Franklin Small Cap Growth Fund, Class R6	11,676	—	(11,676)	—	—[a]	—	26,358		—[a]
Franklin Strategic Income Fund, Class R6	16,400	4,621	(564)	20,457	203,132	1,496	(5)		742
Institutional Fiduciary Trust Money Market Portfolio,
0.66%	227,037	328,437	(463,628)	91,846	91,846	98	—		—
Templeton Global Total Return Fund, Class R6	16,426	953	(419)	16,960	207,079	1,709	(26)		(1,089)
Total Affiliated Securities.					$2,043,813	$4,363	$113,095		$19,126

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
Franklin Focused Core Equity Fund, Class R6	98,049	1,283	(99,332)	—	$ —[a]	$—	$158,195	$	—[a]
Franklin Growth Fund, Class R6	—	15,535	(1,207)	14,328	1,295,088	—	1,007		44,081
Franklin K2 Alternative Strategies Fund, Class R6	45,148	1,204	(19,677)	26,675	301,427	—	5,814		(1,810)
Franklin Low Duration Total Return Fund, Class R6	69,156	21,927	(1,400)	89,683	888,758	4,090	(29)		(686)
Franklin Mutual European Fund, Class R6	26,922	11,019	(532)	37,409	770,633	—	46		(10,890)
Franklin Small Cap Growth Fund, Class R6	19,542	81	(19,623)	—	—[a]	—	29,929		—[a]
Franklin Strategic Income Fund, Class R6	61,275	20,892	(1,601)	80,566	800,017	5,794	(2)		2,851
Institutional Fiduciary Trust Money Market Portfolio,
0.66%	352,623	680,155	(757,108)	275,670	275,670	210	—		—
Templeton Global Total Return Fund, Class R6	61,364	4,166	(4,052)	61,478	750,648	6,213	(664)		(3,209)
Total Affiliated Securities.					$5,082,241	$16,307	$194,296		$30,337

Franklin Payout 2017 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.66%	55,117	477,387	(95,609)	436,895	$436,895	$315	$—		$—

|20

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
FT Underlying Funds	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin Payout 2018 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.66%	94,103	75,056	(53,268)	115,891	$115,891	$156	$—	$—

Franklin Payout 2019 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.66%	70,658	71,315	(99,606)	42,367	$42,367	$83	$—	$—

Franklin Payout 2020 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.66%	166,974	75,444	(153,495)	88,923	$88,923	$116	$—	$—

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
0.66%	67,054	83,440	(51,944)	98,550	$98,550	$119	$—	$—

[a]As of August 31, 2017, no longer held by the fund.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2017, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin NextStep Conservative Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a] .	$3,310,378	$72,894	$—	$3,383,272
Short Term Investments	69,861	—	—	69,861
Total Investments in Securities	$3,380,239	$72,894	$—	$3,453,133

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

5. FAIR VALUE MEASUREMENTS (continued)

	Level 1	Level 2	Level 3	Total
Franklin NextStep Growth Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a] .	$6,432,812	$404,812	$—	$6,837,624
Short Term Investments	91,846	—	—	91,846
Total Investments in Securities	$6,524,658	$404,812	$—	$6,929,470

Other Financial Instruments:
Forward Exchange Contracts	$—	$126	$—	$126

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:
Underlying Funds and Exchange Traded Funds[a] .	$14,221,248	$736,233	$—	$14,957,481
Short Term Investments	275,670	—	—	275,670
Total Investments in Securities	$14,496,918	$736,233	$—	$15,233,151

Other Financial Instruments:
Forward Exchange Contracts	$—	$137	$—	$137

Franklin Payout 2017 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,194,647	$—	$2,194,647
Asset-Backed Securities.	—	100,002	—	100,002
Municipal Bonds	—	50,000	—	50,000
U.S. Government and Agency Securities	—	480,731	—	480,731
Short Term Investments	686,362	—	—	686,362
Total Investments in Securities	$686,362	$2,825,380	$—	$3,511,742

Franklin Payout 2018 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$2,800,490	$—	$2,800,490
U.S. Government and Agency Securities	—	610,244	—	610,244
Short Term Investments	115,891	—	—	115,891
Total Investments in Securities	$115,891	$3,410,734	$—	$3,526,625

Franklin Payout 2019 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,305,130	$—	$3,305,130
U.S. Government and Agency Securities	—	726,723	—	726,723
Short Term Investments	42,367	—	—	42,367
Total Investments in Securities	$42,367	$4,031,853	$—	$4,074,220

Franklin Payout 2020 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,090,829	$—	$3,090,829
Foreign Government and Agency Securities	—	203,023	—	203,023
U.S. Government and Agency Securities	—	717,961	—	717,961
Short Term Investments	88,923	—	—	88,923
Total Investments in Securities	$88,923	$4,011,813	$—	$4,100,736

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Payout 2021 Fund
Assets:
Investments in Securities:
Corporate Bonds	$—	$3,113,082	$—	$3,113,082
Foreign Government and Agency Securities	—	101,186	—	101,186
Municipal Bonds	—	113,648	—	113,648
U.S. Government and Agency Securities	—	733,986	—	733,986
Short Term Investments	98,550	—	—	98,550
Total Investments in Securities	$98,550	$4,061,902	$—	$4,160,452

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statement of Investments.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities acquired at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities acquired at a discount, which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Abbreviations

Counterparty	Selected Portfolio
BOFA Bank of America Corp.	ETF	Exchange Traded Fund
	FFCB	Federal Farm Credit Bank
	FHLB	Federal Home Loan Bank
	FNMA	Federal National Mortgage Association
	GO	General Obligation

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  October 26, 2017

By  /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2017